COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total	Total
	JPY	JPY	JPY	JPY	JPY	US$
Bank loans	251,030,000	24,422,000	-	-	275,452,000	1,756,709
Bond payable	40,000,000	20,000,000	-	-	60,000,000	382,653
Asset retirement obligation	1,166,339	-	907,036	28,702,540	30,775,915	196,275
Finance lease liabilities	90,401,972	109,532,098	34,820,465	3,369,400	238,123,935	1,518,648
Operating lease liabilities	144,499,286	172,079,344	99,933,090	87,738,230	504,249,950	3,215,880
Total	527,097,597	326,033,442	135,660,591	119,810,170	1,108,601,800	7,070,165